Income Taxes - Reconciliation of Effective Tax Rates from 25% Statutory Tax Rates (Detail)	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2017	May 31, 2021	May 31, 2020	May 31, 2019
Income Tax Disclosure [Abstract]
Statutory tax rate	21.00%	35.00%	25.00%	25.00%	25.00%
Effect of permanent differences for tax purposes			(1.53%)	5.93%	16.70%
Tax effect of exempt entities			(3.83%)	(5.50%)	(6.91%)
Effect of tax holiday			(8.66%)	(5.13%)	(9.73%)
Changes in valuation allowance			15.55%	6.53%	1.13%
Effect of dividend withholding tax			0.00%	0.63%	0.77%
Effective tax rate			26.53%	27.46%	26.96%